FS Credit Income Fund

Unaudited Schedule of Investments

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—12.8%
Advantage Sales & Marketing, Inc., L+325, 1.0% Floor, 7/23/2021	(d)	Advertising	$1,371	$1,290	$1,332
Advisor Group, Inc., L+500, 8/1/2026	(d)	Diversified Financial Services	1,355	1,341	1,357
AHP Health Partners, Inc., L+450, 1.0% Floor, 6/30/2025	(d)	Healthcare-Services	698	693	704
Algoma Steel, Inc., L+850, 1.5% Floor, 12/1/2025	(d)	Iron/Steel	559	556	489
Amneal Pharmaceuticals, LLC, L+350, 5/4/2025	(d) (e)	Pharmaceuticals	903	831	829
BellRing Brands, LLC, L+500, 1.0% Floor, 10/21/2024	(d)	Food	630	618	642
California Resources Corp., L+475, 1.0% Floor, 12/31/2022	(d)	Oil & Gas	3,656	3,531	3,337
Cengage Learning, Inc., L+425, 1.0% Floor, 6/7/2023	(d)	Media Entertainment	244	232	233
Comet Bidco Limited, L+500, 9/30/2024	(d)	Commercial Services	691	675	675
CONSOL Energy, Inc., L+450, 1.0% Floor, 9/27/2024	(d)	Coal	175	178	152
Dex Media, Inc., L+900, 1.0% Floor, 12/29/2023	(d)	Software	1,836	1,811	1,853
DynCorp International, Inc., L+600, 1.0% Floor, 8/18/2025	(d)	Computers	864	839	865
East Valley Tourist Development Authority, L+800, 1.0% Floor, 9/30/2020	(d)	Entertainment	1,030	1,030	1,033
Endo Luxembourg Finance Co. I S.a r.l., L+425, 0.8% Floor, 4/29/2024	(d) (e)	Pharmaceuticals	2,136	1,993	2,066
Holland & Barrett International, E+425, 9/2/2024	(d)	Retail	€400	457	312
Hummel Station, LLC, L+375, 4/27/2022	(d)	Utilities	$875	754	801
Hummel Station, LLC, L+375, 4/27/2022	(d) (f)	Utilities	83	71	76
Hummel Station, LLC, L+600, 1.0% Floor, 10/27/2022	(d)	Utilities	232	206	211
Jo-Ann Stores, Inc., L+500, 1.0% Floor, 10/20/2023	(d)	Retail	383	376	281
Kirk Beauty One GmbH, E+325, 8/12/2022	(d)	Retail	€970	901	975
Liberty Latin America Ltd., L+500, 10/15/2026	(d)	Media Entertainment	$230	227	232
Lightstone Holdco, LLC, L+375, 1/30/2024	(d) (e)	Real Estate	501	448	471
Patterson Medical Holdings, Inc., L+475, 1.0% Floor, 8/29/2022	(d)	Pharmaceuticals	756	734	728
PetSmart, Inc., L+400, 1.0% Floor, 3/11/2022	(d)	Retail	308	299	307
PG&E Opco, L+347.5, 1.0% Floor, 4/27/2020	(d) (e) (g)	Electric	29	27	30
Playtika Holding Corp., L+600, 1.0% Floor, 12/10/2024	(d)	Entertainment	895	877	906
Quorum Health Corp., L+675, 1.0% Floor, 4/29/2022	(d)	Healthcare-Services	1,089	1,081	1,092
Rent-A-Center, Inc., L+450, 8/5/2026	(d)	Commercial Services	893	884	896
Seadrill Partners Finco LLC, L+600, 1.0% Floor, 2/21/2021	(d)	Oil & Gas	1,386	1,225	666
Summer (BC) Lux Consolidator S.C.A., L+500, 12/4/2026	(d) (e)	Professional & Business Services	775	720	753
Terrier Media Buyer, Inc., L+425, 12/17/2026	(d)	Advertising	690	686	696
Tibco Software, Inc., L+400, 6/30/2026	(d)	Software	289	288	291
TopGolf International, Inc., L+550, 2/8/2026	(d)	Leisure Time	1,290	1,284	1,298
UTEX Industries Inc., L+400, 1.0% Floor, 5/22/2021	(d)	Miscellaneous Manufacturer	607	586	521
Verifone Systems, Inc., L+400, 8/20/2025	(d)	Computers	462	435	457
Verscend Holding Corp., L+450, 8/27/2025	(d)	Commercial Services	650	652	655
Total Senior Secured Loans—First Lien				28,836	28,222
Unfunded Loan Commitment				(71)	(71)
Net Senior Secured Loans—First Lien				28,765	28,151

See notes to unaudited schedule of investments.

1

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—Second Lien—1.9%
Advantage Sales & Marketing, Inc., L+650, 7/25/2022	(d) (e)	Media Entertainment	$120	$110	$110
Asurion LLC, L+650, 8/4/2025	(d)	Insurance	450	449	458
BPP Pristine US Mezz A LLC, L+450, 6/9/2020	(d) (h)	Diversified Financial Services	1,900	1,896	1,900
DG Investment Intermediate Holdings 2, Inc., L+675, 0.8% Floor, 2/2/2026	(d)	Engineering & Construction	290	289	281
Jo-Ann Stores, Inc., L+925, 1.0% Floor, 5/21/2024	(d)	Retail	1,413	1,364	529
NeuStar, Inc., L+800, 1.0% Floor, 8/8/2025	(d)	Computers	260	251	217
Onex TSG Holdings II Corp., L+850, 1.0% Floor, 7/31/2023	(d)	Healthcare-Services	320	320	309
UTEX Industries Inc., L+725, 1.0% Floor, 5/22/2022	(d)	Miscellaneous Manufacturer	728	721	408
Total Senior Secured Loans—Second Lien				5,400	4,212
Senior Secured Bonds—18.7%
1011778 BC ULC / New Red Finance Inc., 5.0%, 10/15/2025	(e) (i) (j)	Retail	$408	$422	$421
AG Issuer LLC, 6.3%, 3/1/2028	(i)		1,162	1,162	1,162
Altice France SA, 5.5%, 1/15/2028	(i)	Telecommunications	934	934	953
Altice France SA, 8.1%, 2/1/2027	(i) (j)	Telecommunications	228	238	255
Ambac LSNI LLC, 6.9%, 2/12/2023 (3 mo. USD LIBOR + 5.0%)	(i) (j) (k)	Insurance	562	572	573
Avantor, Inc., 6.0%, 10/1/2024	(i) (j)	Healthcare-Products	359	383	382
Bausch Health Companies, Inc., 6.5%, 3/15/2022	(i) (j)	Pharmaceuticals	469	480	478
Bausch Health Companies, Inc., 7.0%, 3/15/2024	(i) (j)	Pharmaceuticals	1,053	1,103	1,094
BCD Acquisition, Inc., 9.6%, 9/15/2023	(i) (j)	Auto Manufacturers	1,087	1,129	1,132
CSI Compressco LP/CSI Compressco Finance, Inc., 7.5%, 4/1/2025	(i) (j)	Oil & Gas Services	1,594	1,601	1,587
Dell International LLC/EMC Corp., 8.1%, 7/15/2036	(i) (j)	Computers	542	680	745
Dell International LLC/EMC Corp., 4.9%, 10/1/2026	(i) (j)	Computers	246	262	274
Denbury Resources, Inc., 7.8%, 2/15/2024	(i) (j)	Oil & Gas	274	219	221
Denbury Resources, Inc., 9.3%, 3/31/2022	(i) (j)	Oil & Gas	1,303	1,254	1,143
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.8%, 5/25/2024	(i) (j)	Telecommunications	2,167	2,141	2,157
Drax Finco Plc, 6.6%, 11/1/2025	(i) (j)	Electric	235	238	249
Eagle Bulk Shipco LLC, 8.3%, 11/28/2022	(j)	Transportation	954	962	980
Frontier Communications Corp., 8.0%, 4/1/2027	(i) (j)	Telecommunications	1,011	1,023	1,057
Frontier Communications Corp., 8.5%, 4/1/2026	(i) (j)	Telecommunications	1,938	1,842	1,990
Hudbay Minerals, Inc., 7.6%, 1/15/2025	(i) (j)	Mining	1,797	1,818	1,832
Jerrold Finco Plc, 4.9%, 1/15/2026	(i)	Diversified Financial Services	£567	743	757
JW Aluminum Continuous Cast Co., 10.3%, 6/1/2026	(i) (j)	Mining	$1,221	1,246	1,286
KME AG, 6.8%, 2/1/2023		Mining	€100	106	88
Kronos International, Inc., 3.8%, 9/15/2025	(j)	Chemicals	1,231	1,358	1,396
L Brands, Inc., 6.9%, 11/1/2035	(j)	Retail	$1,234	1,086	1,239
L Brands, Inc., 6.8%, 7/1/2036	(j)	Retail	538	465	535
Northern Oil and Gas, Inc., 8.5%, 5/15/2023 (8.5% Cash + 1.0% PIK)	(j)	Oil & Gas	1,030	1,053	1,068
Pacific Drilling SA, 8.4%, 10/1/2023	(i) (j)	Oil & Gas	749	660	631

See notes to unaudited schedule of investments.

2

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.3%, 1/15/2028	(i) (j)	Commercial Services	$734	$735	$729
Punch Taverns Finance, 5.3%, 3/30/2024	(j)	Retail	£391	531	548
Quorum Health Corp., 11.6%, 4/15/2023		Healthcare-Services	$157	155	134
Refinitiv US Holdings, Inc., 6.3%, 5/15/2026	(i) (j)	Commercial Services	1,832	1,983	1,980
Solocal Group, 8.0%, 3/15/2022 (3 mo. EURIBOR + 7.0%)	(k)	Internet	€1,858	2,123	1,938
Summer (BC) Holdco B S.a r.l., 5.8%, 10/31/2026		Advertising	520	572	604
Talen Energy Supply LLC, 6.6%, 1/15/2028	(i) (j)	Electric	$1,000	983	1,003
Teekay Corp., 9.3%, 11/15/2022	(i) (j)	Transportation	1,661	1,661	1,732
Tenet Healthcare Corp., 6.3%, 2/1/2027	(i) (j)	Healthcare-Services	698	716	739
Tenet Healthcare Corp., 5.1%, 11/1/2027	(i) (j)	Healthcare-Services	927	927	977
Unique Pub Finance Co. Plc, 5.7%, 6/30/2027	(j)	Real Estate	£141	203	214
Urban One, Inc., 7.4%, 4/15/2022	(i) (j)	Media Entertainment	$1,455	1,424	1,455
Vantage Drilling International, 9.3%, 11/15/2023	(i) (j)	Oil & Gas	2,149	2,149	2,053
Warrior Met Coal, Inc., 8.0%, 11/1/2024	(i) (j)	Coal	255	263	265
Wyndham Destinations, Inc., 4.6%, 3/1/2030	(i) (j)	Lodging	576	577	592
Yell Bondco Plc, 8.5%, 5/2/2023	(j)	Internet	£255	294	216
Total Senior Secured Bonds				40,476	40,864
Unsecured Bonds—41.0%
AG Merger Sub II, Inc., 10.8%, 8/1/2027	(i) (j)	Diversified Financial Services	$285	$296	$303
AHP Health Partners, Inc., 9.8%, 7/15/2026	(i) (j)	Healthcare-Services	1,290	1,359	1,410
Ally Financial, Inc., 4.3%, 4/15/2021	(j)	Diversified Financial Services	511	523	524
Altice Luxembourg SA, 8.0%, 5/15/2027	(j)	Media Entertainment	€907	1,057	1,139
ArcelorMittal SA, 7.0%, 10/15/2039	(j)	Iron/Steel	$574	695	724
Aruba Investments, Inc., 8.8%, 2/15/2023	(i) (j)	Chemicals	1,389	1,419	1,400
Avantor, Inc., 9.0%, 10/1/2025	(i) (j)	Healthcare-Products	1,023	1,111	1,133
Ball Corp., 5.0%, 3/15/2022	(e) (j)	Packaging & Containers	176	186	186
Ball Corp., 4.0%, 11/15/2023	(j)	Packaging & Containers	55	58	58
Bausch Health Americas, Inc., 8.5%, 1/31/2027	(i) (j)	Pharmaceuticals	301	334	341
Bausch Health Companies, Inc., 7.0%, 1/15/2028	(i) (j)	Pharmaceuticals	1,126	1,179	1,222
Bausch Health Companies, Inc., 7.3%, 5/30/2029	(i) (j)	Pharmaceuticals	792	880	889
Bausch Health Companies, Inc., 5.0%, 1/30/2028	(i) (j)	Pharmaceuticals	342	342	347
Bausch Health Companies, Inc., 5.3%, 1/30/2030	(i) (j)	Pharmaceuticals	610	617	623
Camaieu New, 8.0%, 7/15/2022		Retailers	€46	50	15
CCO Holdings LLC/CCO Holdings Capital Corp., 5.4%, 6/1/2029	(i) (j)	Media Entertainment	$1,897	2,000	2,031
Central Garden & Pet Co., 5.1%, 2/1/2028	(j)	Household Products/Wares	538	530	560
Coty, Inc., 6.5%, 4/15/2026	(i) (j)	Cosmetics/Personal Care	525	540	549
CSC Holdings LLC, 6.5%, 2/1/2029	(i) (j)	Media Entertainment	784	860	878
DCP Midstream Operating LP, 5.1%, 5/15/2029	(j)	Pipelines	472	499	499
Endeavor Energy Resources LP / EER Finance, Inc., 5.8%, 1/30/2028	(i) (j)	Oil & Gas	416	432	433
Endeavor Energy Resources LP/EER Finance, Inc., 5.5%, 1/30/2026	(i) (j)	Oil & Gas	987	1,000	1,015
Eramet, 5.9%, 5/21/2025	(j)	Mining	€1,000	1,114	1,098

See notes to unaudited schedule of investments.

3

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Forestar Group, Inc., 8.0%, 4/15/2024	(i) (j)	Home Builders	$277	$277	$303
Freeport-McMoRan, Inc., 3.6%, 3/1/2022	(j)	Mining	808	822	819
Freeport-McMoRan, Inc., 5.5%, 3/15/2043	(j)	Mining	472	434	483
Frontier California, Inc., 6.8%, 5/15/2027	(j)	Telecommunications	40	37	38
Frontier Communications Corp., 6.9%, 1/15/2025	(j)	Telecommunications	719	420	338
Frontier Communications Corp., 10.5%, 9/15/2022	(j)	Telecommunications	1,549	895	709
Frontier Communications Corp., 11.0%, 9/15/2025	(j)	Telecommunications	949	492	441
Frontier Communications Corp., 7.6%, 4/15/2024	(j)	Telecommunications	411	240	190
Frontier Florida LLC, 6.9%, 2/1/2028	(j)	Telecommunications	1,971	1,820	1,868
Frontier North, Inc., 6.7%, 2/15/2028	(j)	Telecommunications	5,019	4,741	4,745
Garrett LX I Sarl / Garrett Borrowing LLC, 5.1%, 10/15/2026	(j)	Auto Parts & Equipment	€213	225	235
Genesis Energy LP / Genesis Energy Finance Corp., 6.5%, 10/1/2025	(j)	Pipelines	$9	9	9
Genesis Energy LP / Genesis Energy Finance Corp., 6.3%, 5/15/2026	(j)	Pipelines	444	428	425
Genesis Energy LP / Genesis Energy Finance Corp., 7.8%, 2/1/2028	(j)	Pipelines	869	875	877
Genworth Holdings, Inc., 4.9%, 8/15/2023		Insurance	220	208	223
Genworth Holdings, Inc., 7.2%, 2/15/2021	(j)	Insurance	107	109	111
Genworth Holdings, Inc., 7.6%, 9/24/2021	(j)	Insurance	347	360	367
HCA Healthcare, Inc., 6.3%, 2/15/2021	(j)	Healthcare-Services	1,539	1,595	1,600
HCA, Inc., 7.5%, 2/15/2022	(j)	Healthcare-Services	1,902	2,065	2,091
Hexion, Inc., 7.9%, 7/15/2027	(i) (j)	Chemicals	1,970	1,894	2,034
HLF Financing Sarl LLC/Herbalife International, Inc., 7.3%, 8/15/2026	(i) (j)	Pharmaceuticals	681	694	711
LeasePlan Corp. N.V., 7.4% 5/29/2024 (fixed, converts to FRN on 5/29/2024)	(j) (k) (l)	Diversified Financial Services	€850	1,010	1,077
Liberty Interactive LLC, 3.8%, 2/15/2030	(j)	Media Entertainment	$1,351	945	951
Liberty Interactive LLC, 4.0%, 11/15/2029	(j)	Media Entertainment	2,277	1,619	1,616
Marriott Ownership Resorts, Inc., 4.8%, 1/15/2028	(i) (j)	Lodging	746	762	765
MEG Energy Corp., 7.1%, 2/1/2027	(i)	Oil & Gas	606	606	602
Methanex Corp., 5.7%, 12/1/2044	(j)	Chemicals	332	322	339
Methanex Corp., 5.3%, 12/15/2029	(j)	Chemicals	2,142	2,146	2,262
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.8%, 2/1/2027	(j)	Real Estate Investment Trusts	726	807	809
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.5%, 1/15/2028	(j)	Real Estate Investment Trusts	129	133	133
MGM Resorts International, 7.8%, 3/15/2022	(j)	Lodging	2,343	2,583	2,599
Michaels Stores, Inc., 8.0%, 7/15/2027	(i) (j)	Retail	803	770	722
Natural Resource Partners LP/NRP Finance Corp., 9.1%, 6/30/2025	(i) (j)	Coal	2,412	2,368	2,190
Navient Corp., 5.6%, 8/1/2033	(j)	Diversified Financial Services	1,667	1,378	1,517
Netflix, Inc., 6.4%, 5/15/2029	(j)	Internet	494	545	576
Netflix, Inc., 3.6%, 6/15/2030	(j)	Internet	€963	1,083	1,111
Netflix, Inc., 4.6%, 5/15/2029	(j)	Internet	927	1,114	1,148
Netflix, Inc., 3.9%, 11/15/2029		Internet	1,214	1,374	1,423
Nexstar Broadcasting, Inc., 5.6%, 7/15/2027	(e) (i)	Media Entertainment	$385	406	406
Nine Energy Service, Inc., 8.8%, 11/1/2023	(i) (j)	Oil & Gas Services	525	525	447

See notes to unaudited schedule of investments.

4

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
NOVA Chemicals Corp., 5.3%, 6/1/2027	(i) (j)	Chemicals	$2,337	$2,357	$2,382
Pacific Gas & Electric Co., 4.7%, 8/1/2028	(g) (i) (j) (m)	Electric	518	589	602
Pacific Gas & Electric Co., 3.3%, 3/15/2027	(g) (j) (m)	Electric	631	657	659
Pacific Gas & Electric Co., 6.1%, 3/1/2034	(g) (j) (m)	Electric	474	543	546
Pacific Gas & Electric Co., 3.3%, 12/1/2027	(e) (g) (m)	Electric	712	741	740
Parsley Energy LLC/Parsley Finance Corp., 5.4%, 1/15/2025	(i) (j)	Oil & Gas	109	105	112
Parsley Energy LLC/Parsley Finance Corp., 5.6%, 10/15/2027	(i) (j)	Oil & Gas	1,518	1,486	1,611
PDC Energy, Inc., 5.8%, 5/15/2026	(j)	Oil & Gas	233	221	225
Post Holdings, Inc., 5.5%, 12/15/2029	(i) (j)	Food	957	1,010	1,015
PTC, Inc., 4.0%, 2/15/2028		Software	225	225	228
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.2%, 7/1/2038	(j)	Municipal	95	84	94
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.1%, 7/1/2034	(j)	Municipal	45	38	43
Puerto Rico Electric Power Authority, 5.0%, 7/1/2023	(g) (j) (m)	Municipal	15	12	12
Puerto Rico Electric Power Authority, 5.0%, 7/1/2024	(g) (j) (m)	Municipal	20	16	15
Puerto Rico Electric Power Authority, 5.0%, 7/1/2032	(g) (j) (m)	Municipal	90	73	69
Puerto Rico Electric Power Authority, 5.0%, 7/1/2037	(g) (j) (m)	Municipal	150	122	116
Puerto Rico Electric Power Authority, 5.0%, 7/1/2042	(g) (m)	Municipal	5	4	4
Puerto Rico Electric Power Authority, 5.3%, 7/1/2026	(g) (j) (m)	Municipal	20	16	15
Puerto Rico Electric Power Authority, 5.5%, 7/1/2021	(g) (j) (m)	Municipal	20	16	16
Puerto Rico Electric Power Authority, 10.0%, 1/1/2021	(g) (m)	Municipal	61	54	55
Puerto Rico Electric Power Authority, 10.0%, 7/1/2021	(g) (m)	Municipal	61	54	55
Puerto Rico Electric Power Authority, 10.0%, 1/1/2022	(g) (m)	Municipal	16	14	15
Puerto Rico Electric Power Authority, 10.0%, 7/1/2022	(g) (m)	Municipal	16	14	14
Puerto Rico Electric Power Authority, 5.3%, 7/1/2019	(g) (m)	Municipal	10	6	8
Puerto Rico Electric Power Authority, 5.0%, 7/1/2020	(g) (m)	Municipal	110	72	88
Puerto Rico Electric Power Authority, 5.0%, 7/1/2021	(g) (m)	Municipal	5	3	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/2021	(g) (m)	Municipal	60	39	48
Puerto Rico Electric Power Authority, 5.3%, 7/1/2022	(g) (m)	Municipal	55	35	44
Puerto Rico Electric Power Authority, 3.8%, 7/1/2022	(g) (m)	Municipal	5	3	4
Puerto Rico Electric Power Authority, 0.0%, 7/1/2025	(g) (m) (n)	Municipal	25	18	18
Puerto Rico Electric Power Authority, 5.3%, 7/1/2026	(g) (j) (m)	Municipal	355	274	286
Puerto Rico Electric Power Authority, 5.3%, 7/1/2026	(g) (m)	Municipal	160	104	129
Puerto Rico Electric Power Authority, 5.3%, 7/1/2027	(g) (m)	Municipal	325	213	262
Puerto Rico Electric Power Authority, 5.3%, 7/1/2028	(g) (m)	Municipal	25	16	20
Puerto Rico Electric Power Authority, 5.4%, 7/1/2028	(g) (j) (m)	Municipal	1,690	1,269	1,331
Puerto Rico Electric Power Authority, 5.0%, 7/1/2029	(g) (m)	Municipal	310	202	249
Puerto Rico Electric Power Authority, 6.0%, 7/1/2030	(g) (m)	Municipal	25	16	20
Puerto Rico Electric Power Authority, 2.0%, 7/1/2031 (3 mo. USD LIBOR + 0.7%)	(g) (k) (m)	Municipal	95	69	70
Puerto Rico Electric Power Authority, 5.0%, 7/1/2032	(g) (j) (m)	Municipal	60	46	48
Puerto Rico Electric Power Authority, 5.3%, 7/1/2031	(g) (m)	Municipal	120	78	97
Puerto Rico Electric Power Authority, 6.8%, 7/1/2036	(g) (j) (m)	Municipal	430	318	354
Puerto Rico Electric Power Authority, 5.5%, 7/1/2038	(g) (m)	Municipal	200	127	162
Puerto Rico Electric Power Authority, 5.3%, 7/1/2035	(g) (m)	Municipal	15	10	12
Puerto Rico Electric Power Authority, 7.0%, 7/1/2043	(g) (m)	Municipal	80	53	66

See notes to unaudited schedule of investments.

5

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, 6.1%, 7/1/2040	(g) (m)	Municipal	$195	$122	$157
Puerto Rico Electric Power Authority, 6.3%, 7/1/2040	(g) (m)	Municipal	5	3	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/2020	(g) (j) (m)	Municipal	5	4	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/2019	(g) (m)	Municipal	10	8	8
Puerto Rico Electric Power Authority, 0.0%, 7/1/2020	(g) (j) (m) (n)	Municipal	95	69	70
Puerto Rico Electric Power Authority, 5.5%, 7/1/2020	(g) (j) (m)	Municipal	15	12	12
Puerto Rico Electric Power Authority, 5.3%, 7/1/2024	(g) (j) (m)	Municipal	5	4	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/2025	(g) (j) (m)	Municipal	5	4	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/2028	(g) (j) (m)	Municipal	25	20	20
Puerto Rico Electric Power Authority, 5.3%, 7/1/2040	(g) (j) (m)	Municipal	130	102	105
Puerto Rico Electric Power Authority, 5.0%, 7/1/2017	(g) (j) (m)	Municipal	15	11	12
Puerto Rico Electric Power Authority, 0.0%, 7/1/2017	(g) (m) (n)	Municipal	15	10	10
Puerto Rico Electric Power Authority, 0.0%, 7/1/2018	(g) (m) (n)	Municipal	10	7	7
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/2051	(j) (n)	Municipal	5,960	1,189	1,268
Quicken Loans, Inc., 5.3%, 1/15/2028	(i) (j)	Diversified Financial Services	1,246	1,277	1,292
Radiology Partners, Inc., 9.3%, 2/1/2028	(i) (j)	Healthcare-Services	280	280	293
SES SA, 5.3%, 4/4/2043	(i) (j)	Telecommunications	223	195	232
SESI LLC, 7.1%, 12/15/2021	(j)	Oil & Gas Services	1,999	1,741	1,779
Shelf Drill Holdings Ltd., 8.3%, 2/15/2025	(i) (j)	Oil & Gas	2,249	2,036	2,097
Sirius XM Radio, Inc., 5.0%, 8/1/2027	(i) (j)	Media Entertainment	824	861	867
Sirius XM Radio, Inc., 5.5%, 7/1/2029	(i) (j)	Media Entertainment	305	331	329
Southern California Edison Co., 6.3% 2/1/2022 (fixed, converts to FRN on 2/1/2022)	(j) (l)	Electric	476	475	493
SRC Energy, Inc., 6.3%, 12/1/2025	(j)	Oil & Gas	1,899	1,851	1,918
Sterling Entertainment Enterprises, LLC, 10.3%, 1/15/2025	(h)	Media Entertainment	813	801	851
Summer (BC) Holdco A S.a.r.l., 9.3%, 10/31/2027	(j)	Advertising	€550	612	633
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025	(i) (j)	Coal	$890	894	857
Teck Resources Ltd., 6.3%, 7/15/2041	(j)	Mining	325	361	380
Terrier Media Buyer, Inc., 8.9%, 12/15/2027	(i) (j)	Advertising	918	918	948
TransDigm, Inc., 5.5%, 11/15/2027	(i) (j)	Aerospace/Defense	865	870	872
Uber Technologies, Inc., 7.5%, 9/15/2027	(i) (j)	Internet	79	79	84
Valaris Plc, 7.8%, 2/1/2026		Oil & Gas	72	67	37
VeriSign, Inc., 4.6%, 5/1/2023	(j)	Internet	556	565	563
Verscend Escrow Corp., 9.8%, 8/15/2026	(i) (j)	Commercial Services	501	528	546
Vistra Operations Co. LLC, 5.6%, 2/15/2027	(i) (j)	Electric	309	318	322
Vistra Operations Co. LLC, 5.0%, 7/31/2027	(i) (j)	Electric	1,021	1,057	1,050
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.3%, 5/15/2027	(e) (i) (j)	Lodging	1,123	1,172	1,167
XPO CNW, Inc., 6.7%, 5/1/2034	(j)	Transportation	902	834	966
Ypso Finance Bis S.A., 6.0%, 2/15/2028	(i)	Telecommunications	825	825	815
Total Unsecured Bonds				88,152	89,726
Collateralized Loan Obligation (CLO) / Structured Credit—38.7%
Accunia European CLO I B.V., 1.0%, 4/20/2033	(i) (n)	EUR CLO	€320	$353	$355
Accunia European CLO I B.V., 6.3%, 7/15/2030 (3 mo. EURIBOR + 6.3%)	(i) (k)	EUR CLO	250	281	278

See notes to unaudited schedule of investments.

6

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Accunia European CLO I B.V., 2.7%, 7/15/2030 (3 mo. EURIBOR + 2.7%)	(i) (k)	EUR CLO	€485	$552	$539
Accunia European CLO III DAC, 3.1%, 1/20/2031 (3 mo. EURIBOR + 3.1%)	(k)	EUR CLO	205	222	227
ACIS CLO 2014-3 Ltd., 4.9%, 2/1/2026 (3 mo. USD LIBOR + 3.1%)	(i) (k)	USD CLO	$495	489	494
ACIS CLO 2017-7 Ltd., 4.5%, 5/1/2027 (3 mo. USD LIBOR + 2.7%)	(i) (k)	USD CLO	180	180	180
Adagio CLO VIII DAC, 3.8%, 4/15/2032 (3 mo. EURIBOR + 3.8%)	(i) (k)	EUR CLO	€250	277	278
Adagio V CLO DAC, 3.2%, 10/15/2031 (3 mo. EURIBOR + 3.2%)	(k)	EUR CDO	100	118	112
Ammc CLO 19 Ltd., 5.6%, 10/15/2028 (3 mo. USD LIBOR + 3.8%)	(i) (k)	USD CLO	$205	203	205
Anchorage Capital CLO 3-R Ltd., 7.3%, 1/28/2031 (3 mo. USD LIBOR + 5.5%)	(i) (k)	USD CLO	320	309	308
Anchorage Capital CLO 4-R Ltd., 4.4%, 1/28/2031 (3 mo. USD LIBOR + 2.6%)	(i) (k)	USD CLO	250	238	243
Anchorage Capital Europe CLO 2 DAC, 3.5%, 5/15/2031 (3 mo. EURIBOR + 3.5%)	(i) (k)	EUR CLO	€250	292	279
Ares CLO Ltd., 4.3%, 4/20/2030 (3 mo. USD LIBOR + 2.5%)	(i) (k)	USD CLO	$420	399	406
Ares European CLO B.V., 2.9%, 10/15/2030 (3 mo. EURIBOR + 2.9%)	(k)	EUR CLO	€1,290	1,497	1,433
Ares European CLO VIII B.V., 3.8%, 4/17/2032 (3 mo. EURIBOR + 3.8%)	(k)	EUR CLO	575	644	643
Ares XLIII CLO Ltd., 5.6%, 10/15/2029 (3 mo. USD LIBOR + 3.7%)	(i) (k)	USD CLO	$250	245	251
Ares XLIX CLO Ltd., 4.8%, 7/22/2030 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	250	243	250
Ares XLVIII CLO, 4.5%, 7/20/2030 (3 mo. USD LIBOR + 2.7%)	(i) (k)	USD CLO	315	302	307
Ares XXXIIR CLO Ltd., 4.8%, 5/15/2030 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	495	480	492
Ares XXXVII CLO Ltd., 4.5%, 10/15/2030 (3 mo. USD LIBOR + 2.7%)	(i) (k)	USD CLO	250	247	244
Ares XXXVR CLO Ltd., 4.8%, 7/15/2030 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	250	250	250
Atlas Senior Loan Fund XIV, 8.8%, 7/20/2032 (3 mo. USD LIBOR + 6.9%)	(i) (k)	USD CLO	100	98	95
Atrium CDO Corp., 4.8%, 8/23/2030	(i) (o)	USD CDO	250	233	248
Atrium XV, 4.8%, 1/23/2031 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	665	647	657
Aurium CLO II DAC, 5.1%, 10/13/2029 (3 mo. EURIBOR + 5.1%)	(k)	EUR CLO	€100	111	112
Avery Point III CLO Ltd., 6.8%, 1/18/2025 (3 mo. USD LIBOR + 5.0%)	(i) (k)	USD CLO	$575	575	576
Babson Euro CLO 2015-1 B.V., 1.5%, 10/25/2029 (3 mo. EURIBOR + 1.5%)	(k)	EUR CLO	€305	350	338
Bain Capital Credit CLO 2016-2 Ltd., 5.9%, 1/15/2029 (3 mo. USD LIBOR + 4.1%)	(i) (k)	USD CLO	$715	709	717
Bain Capital Credit CLO 2018-2, 3.7%, 7/19/2031 (3 mo. USD LIBOR + 1.9%)	(i) (k)	USD CLO	250	250	245

See notes to unaudited schedule of investments.

7

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Bain Capital Euro CLO, 4.3%, 4/15/2032 (3 mo. EURIBOR + 4.3%)	(i) (k)	EUR CLO	€$385	$426	$434
Ballyrock CLO 2018-1 Ltd., 5.0%, 4/20/2031 (3 mo. USD LIBOR + 3.2%)	(i) (k)	USD CLO	$250	241	248
Bardin Hill Loan Advisors European Funding 2019-1 DAC, 4.1%, 7/20/2032 (3 mo. EURIBOR + 4.1%)	(i) (k)	EUR CLO	€745	833	838
Barings CLO 2013-I Ltd., 7.0%, 1/20/2028	(i) (o)	USD CLO	$380	380	380
Barings CLO Ltd. 2017-I, 5.4%, 7/18/2029 (3 mo. USD LIBOR + 3.6%)	(i) (k)	USD CLO	250	244	250
Barings CLO Ltd. 2018-III, 7.6%, 7/20/2029 (3 mo. USD LIBOR + 5.8%)	(i) (j) (k)	USD CLO	945	919	907
Barings Euro CLO 2019-1 DAC, 4.0%, 10/21/2032 (3 mo. EURIBOR + 4.0%)	(i) (k)	EUR CLO	€270	301	300
Battalion CLO IX Ltd., 5.1%, 7/15/2031 (3 mo. USD LIBOR + 3.3%)	(i) (k)	USD CLO	$710	710	706
Black Diamond CLO 2014-1 Ltd., 7.1%, 10/17/2026 (3 mo. USD LIBOR + 5.3%)	(k) (j)	USD CLO	260	258	254
Black Diamond CLO 2017-2 DAC, 5.1%, 1/20/2032 (3 mo. EURIBOR + 5.1%)	(k)	EUR CLO	€200	224	219
BlackRock European CLO V DAC, 4.4%, 7/16/2031 (3 mo. EURIBOR + 4.4%)	(k)	EUR CLO	130	137	140
BlackRock European CLO VII DAC, 2.3%, 10/15/2031 (3 mo. EURIBOR + 2.3%)	(i) (k)	EUR CLO	250	285	278
BlueMountain CLO 2015-4 Ltd., 4.8%, 4/20/2030 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	$370	359	361
BlueMountain CLO XXIII Ltd., 4.7%, 10/20/2031 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	300	300	294
BlueMountain EUR CLO 2016-1 DAC, 4.4%, 4/25/2032 (3 mo. EURIBOR + 4.4%)	(k)	EUR CLO	€285	300	308
BlueMountain Fuji EUR CLO III DAC, 3.1%, 1/15/2031 (3 mo. EURIBOR + 3.1%)	(k)	EUR CLO	615	712	683
BlueMountain Fuji US CLO II Ltd., 4.8%, 10/20/2030 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	$470	456	468
BlueMountain Fuji US CLO III Ltd., 4.2%, 1/15/2030 (3 mo. USD LIBOR + 2.4%)	(i) (k)	USD CLO	250	234	239
Bosphorus CLO V DAC, 4.8%, 12/12/2032 (3 mo. EURIBOR + 4.8%)	(i) (k)	EUR CLO	€320	354	360
Bristol Park CLO Ltd., 5.9%, 4/15/2029 (3 mo. USD LIBOR + 4.1%)	(i) (k)	USD CLO	$250	248	250
Cairn CLO IV B.V., 3.8%, 4/30/2031 (3 mo. EURIBOR + 3.8%)	(i) (k)	EUR CLO	€250	283	278
Cairn CLO VI B.V., 3.1%, 7/25/2029 (3 mo. EURIBOR + 3.1%)	(k)	EUR CLO	135	158	150
Canyon Capital CLO 2016-1 Ltd., 3.7%, 7/15/2031 (3 mo. USD LIBOR + 1.9%)	(i) (k)	USD CLO	$250	250	247
Carlyle Global Market Strategies CLO 2013-1 Ltd., 5.3%, 8/14/2030 (3 mo. USD LIBOR + 3.4%)	(i) (k)	USD CLO	255	237	253
Carlyle Global Market Strategies CLO 2013-2 Ltd., 4.2%, 1/18/2029 (3 mo. USD LIBOR + 2.4%)	(i) (k)	USD CLO	250	235	244
Carlyle Global Market Strategies CLO 2014-4-R Ltd., 4.7%, 7/15/2030 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	250	250	235
Carlyle Global Market Strategies Euro CLO 2015-2 DAC, 2.7%, 9/21/2029 (3 mo. EURIBOR + 2.7%)	(k)	EUR CLO	€140	163	155

See notes to unaudited schedule of investments.

8

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Carlyle Global Market Strategies Euro CLO 2015-3 DAC, 2.6%, 7/15/2030 (3 mo. EURIBOR + 2.6%)	(k)	EUR CLO	€275	$323	$305
Carlyle US CLO 2016-4 Ltd., 4.6%, 10/20/2027 (3 mo. USD LIBOR + 2.8%)	(i) (k)	USD CLO	$280	263	272
Carlyle US CLO 2017-2 Ltd., 5.5%, 7/20/2031 (3 mo. USD LIBOR + 3.7%)	(i) (k)	USD CLO	250	249	249
Catamaran CLO 2014-1 Ltd., 5.2%, 4/22/2030 (3 mo. USD LIBOR + 3.4%)	(i) (k)	USD CLO	250	241	242
Catamaran CLO 2014-1 Ltd., 4.2%, 4/22/2030 (3 mo. USD LIBOR + 2.4%)	(i) (k)	USD CLO	635	616	629
Cathedral Lake CLO 2013 Ltd., 4.1%, 10/15/2029 (3 mo. USD LIBOR + 2.3%)	(i) (k)	USD CLO	275	275	275
Cathedral Lake Ltd., 5.9%, 7/16/2029 (3 mo. USD LIBOR + 4.1%)	(i) (k)	USD CLO	250	249	250
Cathedral Lake V Ltd., 5.1%, 10/21/2030	(i) (o)	USD CLO	250	249	243
CBAM 2018-5 Ltd., 3.2%, 4/17/2031 (3 mo. USD LIBOR + 1.4%)	(i) (k)	USD CLO	285	279	283
Cent CLO 21 Ltd., 5.0%, 7/27/2030 (3 mo. USD LIBOR + 3.2%)	(i) (k)	USD CLO	370	354	370
CFIP CLO 2013-1 Ltd., 8.5%, 4/20/2029 (3 mo. USD LIBOR + 6.7%)	(i) (k)	USD CLO	470	468	468
CFIP CLO 2014-1 Ltd., 8.4%, 7/13/2029 (3 mo. USD LIBOR + 6.6%)	(i) (k)	USD CLO	250	249	249
CFIP CLO 2014-1 Ltd., 5.9%, 7/13/2029 (3 mo. USD LIBOR + 4.1%)	(i) (k)	USD CLO	745	737	746
CFIP CLO 2017-1 Ltd., 3.9%, 1/18/2030 (3 mo. USD LIBOR + 2.1%)	(i) (k)	USD CLO	285	285	284
CIFC Funding 2012-II-R Ltd., 7.3%, 1/20/2028	(i) (o)	USD CLO	250	248	243
CIFC Funding 2013-II Ltd., 8.3%, 10/18/2030	(i) (o)	USD CLO	500	495	495
CIFC Funding 2013-II Ltd., 4.9%, 10/18/2030 (3 mo. USD LIBOR + 3.1%)	(i) (k)	USD CLO	200	195	198
CIFC Funding 2014 Ltd., 4.7%, 1/18/2031 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	250	241	244
CIFC Funding 2014-II-R Ltd., 7.5%, 4/24/2030 (3 mo. USD LIBOR + 5.7%)	(i) (k)	USD CLO	250	241	234
CIFC Funding 2015-III Ltd., 4.3%, 4/19/2029 (3 mo. USD LIBOR + 2.5%)	(i) (k)	USD CLO	250	236	243
CIFC Funding 2015-IV Ltd., 5.8%, 10/20/2027 (3 mo. USD LIBOR + 4.0%)	(i) (k)	USD CLO	250	250	251
CIFC Funding 2017-IV Ltd., 7.9%, 10/24/2030	(i) (o)	USD CLO	280	278	278
Contego CLO VII DAC, 4.0%, 5/14/2032 (3 mo. EURIBOR + 4.0%)	(i) (k)	EUR CLO	€615	679	684
Crown Point CLO IV Ltd., 4.6%, 4/20/2031 (3 mo. USD LIBOR + 2.8%)	(i) (k)	USD CLO	$285	262	274
CVC Cordatus Loan Fund X DAC, 2.5%, 1/27/2031	(o)	EUR CLO	€190	205	210
CVC Cordatus Loan Fund XV DAC, 3.8%, 8/26/2032 (3 mo. EURIBOR + 3.8%)	(i) (k)	EUR CLO	250	280	283
CVP Cascade CLO-1 Ltd., 5.3%, 1/16/2026 (3 mo. USD LIBOR + 3.5%)	(i) (k)	USD CLO	$310	310	306
CVP Cascade CLO-2 Ltd., 5.6%, 7/18/2026 (3 mo. USD LIBOR + 3.8%)	(i) (k)	USD CLO	935	936	934
Dartry Park CLO DAC, 5.7%, 4/28/2029 (3 mo. EURIBOR + 5.7%)	(k)	EUR CLO	€100	116	112

See notes to unaudited schedule of investments.

9

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Dartry Park CLO DAC, 3.0%, 4/28/2029 (3 mo. EURIBOR + 3.0%)	(k)	EUR CLO	€100	$116	$111
Dryden 29 Euro CLO 2013 B.V., 2.6%, 7/15/2032 (3 mo. EURIBOR + 2.6%)	(k)	EUR CLO	255	270	283
Dryden 30 Senior Loan Fund, 7.7%, 11/15/2028 (3 mo. USD LIBOR + 5.8%)	(i) (k)	USD CLO	$250	244	250
Dryden 36 Senior Loan Fund, 5.5%, 4/15/2029 (3 mo. USD LIBOR + 3.7%)	(i) (k)	USD CLO	300	300	301
Dryden 53 CLO Ltd., 4.2%, 1/15/2031 (3 mo. USD LIBOR + 2.4%)	(i) (k)	USD CLO	250	228	241
Dryden 59 Euro CLO 2017 B.V., 2.4%, 5/15/2032 (3 mo. EURIBOR + 2.4%)	(k)	EUR CLO	€365	387	401
Dryden XXV Senior Loan Fund, 4.8%, 10/15/2027 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	$250	245	249
Dryden XXVI Senior Loan Fund, 4.5%, 4/15/2029	(i) (o)	USD CLO	250	235	245
Eaton Vance CDO Ltd., 5.6%, 1/15/2028 (3 mo. USD LIBOR + 3.8%)	(i) (k)	USD CDO	250	246	251
Elevation CLO 2017-7 Ltd., 4.7%, 7/15/2030 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	455	429	445
Eloise SPV Srl, 5.0%, 1/20/2035	(h)	EUR CLO	€838	919	930
Erna Srl, 3.6%, 7/25/2031 (3 mo. EURIBOR + 3.6%)	(k)	EUR CLO	137	153	153
Erna Srl, 2.3%, 7/25/2031 (3 mo. EURIBOR + 2.3%)	(k)	EUR CLO	803	899	901
Euro-Galaxy III CLO B.V., 6.7%, 1/17/2031 (3 mo. EURIBOR + 6.7%)	(k)	EUR CLO	100	112	112
Euro-Galaxy IV CLO B.V., 3.1%, 7/30/2030 (3 mo. EURIBOR + 3.1%)	(k)	EUR CLO	280	329	311
Figueroa CLO 2014-1 Ltd., 8.3%, 1/15/2027 (3 mo. USD LIBOR + 6.5%)	(i) (k)	USD CLO	$540	539	540
Flagship CLO 2014-8 Ltd., 4.9%, 1/16/2026	(i)	USD CLO	280	280	276
Galaxy XXIII CLO Ltd., 8.0%, 4/24/2029 (3 mo. USD LIBOR + 6.2%)	(i) (k)	USD CLO	250	249	249
Galaxy XXVII CLO Ltd., 3.7%, 5/16/2031 (3 mo. USD LIBOR + 1.8%)	(i) (k)	USD CLO	375	360	369
Galaxy XXVII CLO Ltd., 4.7%, 5/16/2031 (3 mo. USD LIBOR + 2.8%)	(i) (k)	USD CLO	250	227	244
Gallatin CLO VIII 2017-1 Ltd., 7.2%, 7/15/2027	(i) (o)	USD CLO	250	250	249
Grand Harbour CLO 2019-1 DAC, 2.8%, 3/15/2032 (3 mo. EURIBOR + 2.8%)	(i) (k)	EUR CLO	€250	284	278
Grosvenor Place CLO 2015-1 B.V., 2.5%, 10/30/2029 (3 mo. EURIBOR + 2.5%)	(k)	EUR CLO	100	118	111
Grosvenor Place CLO 2015-1 B.V., 5.4%, 10/30/2029 (3 mo. EURIBOR + 5.4%)	(k)	EUR CLO	100	121	110
Grosvenor Place CLO 2015-1 B.V., 1.6%, 10/30/2029 (3 mo. EURIBOR + 1.6%)	(k)	EUR CLO	100	123	111
Harvest CLO X DAC, 2.4%, 11/15/2028 (3 mo. EURIBOR + 2.9%)	(k)	EUR CLO	390	452	433
Harvest CLO X DAC, 4.6%, 11/15/2028 (3 mo. EURIBOR + 5.0%)	(k)	EUR CLO	117	139	131
Harvest CLO XII DAC, 6.6%, 11/18/2030	(o)	EUR CLO	175	173	183
Harvest CLO XX DAC, 3.4%, 10/20/2031 (3 mo. EURIBOR + 3.4%)	(k)	EUR CLO	380	437	427

See notes to unaudited schedule of investments.

10

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Harvest CLO XX DAC, 2.5%, 10/20/2031 (3 mo. EURIBOR + 2.5%)	(k)	EUR CLO	€100	$115	$111
Harvest CLO XXII DAC, 4.0%, 1/15/2032 (3 mo. EURIBOR + 4.0%)	(i) (k)	EUR CLO	365	409	406
Hayfin Emerald CLO III DAC, 4.0%, 10/15/2032 (3 mo. EURIBOR + 4.0%)	(i) (k)	EUR CLO	250	278	280
Highbridge Loan Management 4-2014 Ltd., 4.3%, 1/28/2030	(i) (o)	USD CLO	$261	241	252
Highbridge Loan Management 7-2015 Ltd., 6.9%, 3/15/2027	(i) (o)	USD CLO	250	246	247
Holland Park CLO DAC, 4.4%, 11/14/2032 (3 mo. EURIBOR + 4.4%)	(i) (k)	EUR CLO	€345	380	384
ICG US CLO 2016-1 Ltd., 4.8%, 7/29/2028 (3 mo. USD LIBOR + 3.1%)	(i) (k)	USD CLO	$250	247	249
ICG US CLO Ltd., 5.0%, 1/20/2030 (3 mo. USD LIBOR + 3.2%)	(i) (k)	USD CLO	250	250	247
Jackson Mill CLO Ltd., 6.8%, 4/15/2027	(i) (o)	USD CLO	285	281	281
Jamestown CLO V Ltd., 5.6%, 1/17/2027 (3 mo. USD LIBOR + 3.8%)	(i) (k)	USD CLO	815	812	816
Jamestown CLO X Ltd., 5.5%, 7/17/2029 (3 mo. USD LIBOR + 3.7%)	(i) (k)	USD CLO	250	245	251
Jubilee CLO 2014-XI B.V., 5.4%, 4/15/2030 (3 mo. EURIBOR + 5.4%)	(k)	EUR CLO	€130	150	141
Jubilee CLO 2014-XI B.V., 3.3%, 4/15/2030 (3 mo. EURIBOR + 3.3%)	(k)	EUR CLO	220	241	241
Jubilee CLO 2014-XII B.V., 2.9%, 4/15/2030 (3 mo. EURIBOR + 2.9%)	(k)	EUR CLO	155	175	171
Jubilee CLO 2015-XVI B.V., 6.9%, 12/15/2029 (3 mo. EURIBOR + 6.9%)	(k)	EUR CLO	250	284	267
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/2030 (3 mo. EURIBOR + 3.1%)	(k)	EUR CLO	200	228	223
Kingsland IX Ltd., 3.6%, 4/28/2031 (3 mo. USD LIBOR + 1.8%)	(i) (k)	USD CLO	$200	200	200
Kingsland IX Ltd., 4.1%, 4/28/2031 (3 mo. USD LIBOR + 2.4%)	(i) (k)	USD CLO	200	200	200
Kingsland IX Ltd., 5.0%, 4/28/2031 (3 mo. USD LIBOR + 3.2%)	(i) (k)	USD CLO	200	198	194
KKR Financial CLO 2013-1 Ltd., 7.9%, 4/15/2029 (3 mo. USD LIBOR + 6.1%)	(i) (k)	USD CLO	250	245	241
KVK CLO 2013-1 Ltd., 7.9%, 1/14/2028	(i)	USD CLO	500	497	498
LCM 29 Ltd., 5.7%, 4/15/2031	(i) (o)	USD CLO	250	242	252
Mackay Shields EURO CLO 1 DAC, 4.1%, 10/20/2032 (3 mo. EURIBOR + 4.1%)	(i) (k)	EUR CLO	€785	859	882
Madison Park Euro Funding VIII DAC, 4.7%, 4/15/2032 (3 mo. EURIBOR + 4.7%)	(i) (k)	EUR CLO	290	319	328
Madison Park Euro Funding XIV DAC, 3.6%, 7/15/2032 (3 mo. EURIBOR + 3.6%)	(i) (k)	EUR CLO	285	318	324
Madison Park Euro Funding XIV DAC, 5.8%, 7/15/2032 (3 mo. EURIBOR + 5.8%)	(i) (k)	EUR CLO	250	270	279
Madison Park Euro Funding XIV DAC, 1.8%, 7/15/2032 (3 mo. EURIBOR + 1.8%)	(i) (k)	EUR CLO	250	279	279
Madison Park Funding XVI Ltd., 5.5%, 4/20/2026 (3 mo. USD LIBOR + 3.7%)	(i) (j) (k)	USD CLO	$425	426	426

See notes to unaudited schedule of investments.

11

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Madison Park Funding XX Ltd., 4.8%, 7/27/2030 (3 mo. USD LIBOR + 3.65%)	(i) (k)	USD CLO	$350	$350	$348
Madison Park Funding XXVII Ltd., 4.4%, 4/20/2030 (3 mo. USD LIBOR + 2.6%)	(i) (k)	USD CLO	315	301	307
Madison Park Funding XXXVII Ltd., 5.3%, 7/15/2032 (3 mo. USD LIBOR + 3.5%)	(i) (k)	USD CLO	250	250	251
Magnetite XX Ltd., 4.3%, 4/20/2031 (3 mo. USD LIBOR + 2.5%)	(i) (k)	USD CLO	250	245	243
Man GLG US CLO 2018-2 Ltd., 5.3%, 10/15/2028 (3 mo. USD LIBOR + 3.5%)	(i) (k)	USD CLO	510	508	510
Marble Point CLO XII Ltd., 4.8%, 7/16/2031 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	250	243	246
Marlay Park CLO DAC, 1.6%, 10/15/2030 (3 mo. EURIBOR + 1.6%)	(k)	EUR CLO	€325	355	353
Midocean Credit CLO VIII, 4.8%, 2/20/2031 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	$250	233	241
Mountain View CLO 2015-9 Ltd., 5.0%, 7/15/2031 (3 mo. USD LIBOR + 3.1%)	(i) (k)	USD CLO	250	248	236
Mountain View CLO XIV Ltd., 5.9%, 4/15/2029 (3 mo. USD LIBOR + 4.1%)	(i) (k)	USD CLO	335	336	335
MP CLO III Ltd., 4.9%, 10/20/2030	(i) (o)	USD CLO	250	244	237
MP CLO VII Ltd., 4.8%, 10/18/2028 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	250	250	247
Mulberry Street CDO II Ltd., 2.6%, 8/12/2038 (6 mo. USD LIBOR + 0.6%)	(i) (k)	USD CLO	1,169	736	793
Neuberger Berman CLO XV, 4.9%, 10/15/2029 (3 mo. USD LIBOR + 3.1%)	(i) (k)	USD CLO	670	672	662
Neuberger Berman CLO XVII Ltd., 5.5%, 4/22/2029 (3 mo. USD LIBOR + 3.7%)	(i) (k)	USD CLO	718	716	720
Neuberger Berman CLO XX Ltd., 4.2%, 1/15/2028 (3 mo. USD LIBOR + 2.4%)	(i) (k)	USD CLO	250	250	248
Newark BSL CLO 2 Ltd., 5.4%, 7/25/2030 (3 mo. USD LIBOR + 3.7%)	(i) (k)	USD CLO	500	503	501
NewDay Funding, 3.2%, 6/15/2027 (SONIA/N + 2.5%)	(i) (k)	GBP CLO	£104	132	139
NewDay Funding, 2.6%, 6/15/2027 (SONIA/N + 1.9%)	(i) (k)	GBP CLO	100	127	133
Newfeet CLO 2016-1 Ltd., 4.8%, 4/20/2028	(i)	USD CLO	$450	450	451
Niagara Park CLO Ltd., 3.6%, 7/17/2032 (3 mo. USD LIBOR + 1.8%)	(i) (k)	USD CLO	250	250	251
OAK Hill European Credit Partners V Designated Activity Co., 6.2%, 2/21/2030 (3 mo. EURIBOR + 6.2%)	(k)	EUR CLO	€145	163	161
OAK Hill European Credit Partners VII DAC, 2.4%, 10/20/2031 (3 mo. EURIBOR + 2.4%)	(k)	EUR CLO	125	144	139
Oaktree CLO 2019-1 Ltd., 4.9%, 4/22/2030 (3 mo. USD LIBOR + 3.8%)	(i) (k)	USD CLO	$420	422	418
Ocean Trails CLO IV, 6.8%, 8/13/2025 (3 mo. USD LIBOR + 5.1%)	(i) (k)	USD CLO	930	927	931
Ocean Trails CLO VI, 5.5%, 7/15/2028 (3 mo. USD LIBOR + 3.7%)	(i) (k)	USD CLO	360	360	361
OCP CLO 2015-10 Ltd., 4.4%, 10/26/2027 (3 mo. USD LIBOR + 2.6%)	(i) (k)	USD CLO	250	250	250
Octagon Investment Partners 26 Ltd, 4.7%, 7/15/2030 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	335	324	330

See notes to unaudited schedule of investments.

12

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Octagon Investment Partners 44 Ltd., 5.5%, 7/20/2032 (3 mo. USD LIBOR + 3.7%)	(i) (k)	USD CLO	$400	$400	$400
Octagon Investment Partners XI Ltd., 5.8%, 7/15/2029 (3 mo. USD LIBOR + 4.0%)	(i) (k)	USD CLO	250	247	251
Octagon Investment Partners XV Ltd., 5.5%, 7/19/2030 (3 mo. USD LIBOR + 3.7%)	(i) (k)	USD CLO	250	242	251
Octagon Investment Partners XXIII Ltd., 7.6%, 7/15/2027 (3 mo. USD LIBOR + 5.8%)	(i) (k)	USD CLO	465	456	465
Orwell Park CLO Designated Activity Co., 4.5%, 7/18/2029 (3 mo. EURIBOR + 4.5%)	(k)	EUR CLO	€100	118	110
OZLM Funding III Ltd., 6.1%, 1/22/2029 (3 mo. USD LIBOR + 4.3%)	(i) (k)	USD CLO	$250	250	250
OZLM Funding Ltd., 5.4%, 7/22/2029 (3 mo. USD LIBOR + 3.6%)	(i) (k)	USD CLO	315	307	316
OZLM VIII Ltd., 5.0%, 10/17/2029 (3 mo. USD LIBOR + 3.2%)	(i) (k)	USD CLO	490	469	486
OZLM XIII Ltd., 4.8%, 7/30/2027 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	250	246	247
OZLM XIX Ltd., 3.8%, 11/22/2030 (3 mo. USD LIBOR + 2.0%)	(i) (k)	USD CLO	930	898	919
OZLM XVI Ltd., 5.5%, 5/16/2030 (3 mo. USD LIBOR + 3.6%)	(i) (k)	USD CLO	250	242	250
OZLM XVIII Ltd., 4.7%, 4/15/2031 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	250	231	243
OZLM XX Ltd., 4.8%, 4/20/2031 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	515	494	504
OZLME VI DAC, 3.8%, 7/15/2032 (3 mo. EURIBOR + 3.8%)	(k)	EUR CLO	€100	112	112
Palmer Square CLO 2019-1 Ltd., 5.0%, 4/20/2027 (3 mo. USD LIBOR + 3.2%)	(i) (k)	USD CLO	$320	320	320
Parallel 2018-1 Ltd., 4.6%, 4/20/2031 (3 mo. USD LIBOR + 2.8%)	(i) (k)	USD CLO	274	252	263
Park Avenue Institutional Advisers CLO Ltd. 2017-1, 4.1%, 11/14/2029 (3 mo. USD LIBOR + 2.2%)	(i) (k)	USD CLO	250	250	251
Penta CLO 6 DAC, 3.9%, 7/25/2032 (3 mo. EURIBOR + 3.9%)	(i) (k)	EUR CLO	€425	483	474
Phoenix Park CLO DAC, 2.5%, 10/29/2031 (3 mo. EURIBOR + 2.5%)	(k)	EUR CLO	190	220	212
Preferred Term Securities XX Ltd./Preferred Term Securities XX, Inc., 2.3%, 3/22/2038 (3 mo. USD LIBOR + 0.5%)	(i) (k)	USD CDO	$437	338	322
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc., 2.3%, 3/22/2038 (3 mo. USD LIBOR + 0.4%)	(i) (k)	USD CDO	1,680	1,366	1,259
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc., 2.3%, 3/22/2037 (3 mo. USD LIBOR + 0.4%)	(i) (k)	USD CDO	430	330	319
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc., 2.3%, 9/22/2037 (3 mo. USD LIBOR + 0.4%)	(i) (k)	USD CDO	269	215	199
Providus CLO Ltd., 3.4%, 7/20/2032 (3 mo. EURIBOR + 3.8%)	(i)	EUR CLO	€250	284	279
Purple Finance CLO 2 DAC, 4.1%, 4/20/2032 (3 mo. EURIBOR + 4.1%)	(i) (k)	EUR CLO	360	398	406

See notes to unaudited schedule of investments.

13

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Race Point VIII CLO Ltd., 5.7%, 2/20/2030 (3 mo. USD LIBOR + 3.8%)	(i) (j) (k)	USD CLO	$770	$768	$772
Regatta XI Funding Ltd., 4.7%, 7/17/2031 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	250	250	247
Rockford Tower Europe CLO 2018-1 DAC, 2.5%, 12/20/2031 (3 mo. EURIBOR + 2.5%)	(i) (k)	EUR CLO	€250	284	278
RR 4 Ltd., 4.8%, 4/15/2030 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	$250	250	251
SCOF-2 Ltd., 7.5%, 7/15/2028	(i) (o)	USD CLO	250	243	250
SCOF-2 Ltd., 4.9%, 7/15/2028 (3 mo. USD LIBOR + 3.1%)	(i) (k)	USD CLO	250	241	250
Shackleton 2013-III CLO Ltd., 4.9%, 7/15/2030 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	250	250	240
Shackleton 2017-X CLO Ltd., 5.1%, 4/20/2029 (3 mo. USD LIBOR + 3.3%)	(e) (i) (k)	USD CLO	250	250	250
Shackleton 2017-XI CLO Ltd., 5.6%, 8/15/2030 (3 mo. USD LIBOR + 3.7%)	(i) (k)	USD CLO	250	248	251
Smeralda SPV Srl, 5.3%, 12/22/2034	(h)	EUR CLO	€614	672	681
Sorrento Park CLO DAC, 2.6%, 11/16/2027 (3 mo. EURIBOR + 3.0%)	(k)	EUR CLO	250	285	279
Sound Point CLO Ltd., 5.7%, 1/20/2032 (3 mo. USD LIBOR + 3.9%)	(i) (k)	USD CLO	$310	310	308
Sound Point CLO XII Ltd., 5.7%, 10/20/2028 (3 mo. USD LIBOR + 3.9%)	(i) (k)	USD CLO	355	356	355
Sound Point CLO XVII, 4.8%, 10/20/2030 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	250	243	240
Sound Point CLO XX Ltd., 4.8%, 7/26/2031 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	460	460	443
Sound Point CLO XXIII, 3.9%, 4/15/2032 (3 mo. USD LIBOR + 2.0%)	(i) (k)	USD CLO	385	386	386
Steele Creek CLO 2017-1 Ltd., 4.7%, 1/15/2030 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	250	247	231
Sudbury Mill CLO Ltd., 5.3%, 1/17/2026 (3 mo. USD LIBOR + 3.5%)	(i) (k)	USD CLO	505	501	503
Symphony CLO XIX Ltd., 4.4%, 4/16/2031 (3 mo. USD LIBOR + 2.6%)	(i) (k)	USD CLO	250	248	243
Symphony CLO XVII Ltd., 7.4%, 4/15/2028 (3 mo. USD LIBOR + 5.6%)	(i) (k)	USD CLO	485	478	485
Symphony CLO XVIII Ltd., 5.8%, 1/23/2028 (3 mo. USD LIBOR + 4.0%)	(i) (k)	USD CLO	705	699	706
TCW CLO 2019-1 AMR Ltd., 6.2%, 2/15/2029 (3 mo. USD LIBOR + 4.3%)	(i) (k)	USD CLO	335	336	335
THL Credit Wind River 2012-1 CLO Ltd., 5.5%, 1/15/2026 (3 mo. USD LIBOR + 3.7%)	(i) (k)	USD CLO	250	249	251
THL Credit Wind River 2017-1 CLO Ltd., 5.6%, 4/18/2029 (3 mo. USD LIBOR + 3.8%)	(i) (k)	USD CLO	335	332	336
TICP CLO, Ltd., 4.8%, 4/20/2028 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	250	245	249
Tikehau CLO B.V., 4.6%, 8/4/2028 (3 mo. EURIBOR + 4.6%)	(k)	EUR CLO	€170	198	187
Tikehau CLO B.V., 2.4%, 8/4/2028 (3 mo. EURIBOR + 2.4%)	(k)	EUR CLO	165	192	183
Tikehau CLO IV B.V., 3.3%, 10/15/2031 (3 mo. EURIBOR + 3.3%)	(k)	EUR CLO	215	249	239

See notes to unaudited schedule of investments.

14

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)		Amortized Cost	Fair Value(c)
Toro European CLO 2 DAC, 3.3%, 10/15/2030 (3 mo. EURIBOR + 3.3%)	(k)	EUR CLO		€255	$300	$285
Treman Park CLO Ltd., 7.3%, 10/20/2028 (3 mo. USD LIBOR + 5.5%)	(i) (k)	USD CLO		$250	241	247
Trimaran Cavu 2019-1 Ltd., 6.0%, 7/20/2032 (3 mo. USD LIBOR + 4.2%)	(i) (j) (k)	USD CLO		655	655	650
Trimaran Cavu 2019-2 Ltd., 6.6%, 11/26/2032 (3 mo. USD LIBOR + 4.7%)	(i) (k)	USD CLO		250	245	250
Trinitas CLO VII Ltd., 5.3%, 1/25/2031 (3 mo. USD LIBOR + 3.5%)	(i) (k)	USD CLO		250	229	248
Tymon Park CLO DAC, 6.8%, 1/21/2029 (3 mo. EURIBOR + 6.8%)	(k)	EUR CLO		€250	285	263
Tymon Park CLO Ltd., 4.6%, 1/21/2029 (3 mo. EURIBOR + 4.6%)	(k)	EUR CLO		100	121	110
Venture 37 CLO Ltd., 5.7%, 7/15/2032 (3 mo. USD LIBOR + 3.9%)	(i) (k)	USD CLO		$490	490	487
Venture 38 CLO Ltd., 6.0%, 7/30/2032 (3 mo. USD LIBOR + 4.3%)	(i) (k)	USD CLO		475	470	477
Venture CDO Ltd., 6.0%, 4/20/2029 (3 mo. USD LIBOR + 4.2%)	(i) (k)	USD CDO		135	135	135
Venture XXVI CLO Ltd., 6.1%, 1/20/2029 (3 mo. USD LIBOR + 4.3%)	(i) (k)	USD CLO		250	245	251
Vibrant CLO V Ltd., 5.8%, 1/20/2029 (3 mo. USD LIBOR + 4.0%)	(i) (k)	USD CLO		250	251	251
Vibrant CLO VI Ltd., 4.5%, 6/20/2029 (3 mo. USD LIBOR + 2.6%)	(i) (k)	USD CLO		425	427	425
Voya CLO 2013-1 Ltd., 3.7%, 10/15/2030 (3 mo. USD LIBOR + 1.9%)	(i) (k)	USD CLO		630	611	626
Voya CLO 2015-2 Ltd., 4.8%, 7/23/2027 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO		310	300	308
Voya CLO Ltd., 4.2%, 1/18/2029 (3 mo. USD LIBOR + 2.4%)	(i) (k)	USD CLO		250	250	240
Webster Park CLO Ltd., 4.7%, 7/20/2030 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO		570	559	566
Wellfleet CLO 2017-1 Ltd., 5.6%, 4/20/2029	(i)	USD CLO		450	449	445
Wellfleet CLO 2017-2 Ltd., 5.2%, 10/20/2029 (3 mo. USD LIBOR + 3.4%)	(i) (k)	USD CLO		795	780	787
Whitebox CLO I Ltd., 6.2%, 7/24/2032 (3 mo. USD LIBOR + 4.4%)	(i) (k)	USD CLO		645	638	647
Willow Park CLO 1X C, 2.8%, 1/15/2031 (3 mo. EURIBOR + 2.8%)	(k)	EUR CLO		€270	309	300
York CLO 1 Ltd., 4.8%, 10/22/2029	(i) (o)	USD CLO		$250	241	249
York CLO-3 Ltd., 4.3%, 10/20/2029 (3 mo. USD LIBOR + 2.5%)	(k)	USD CLO		288	288	288
Total Collateralized Loan Obligation / Structured Credit					84,745	84,774
Emerging Markets Debt—1.2%
Bioceanico Sovereign Certificate Ltd., 0.0%, 6/5/2034	(j) (n)	Engineering & Construction		$710	$492	$501
Mexican Bonos, 8.5%, 11/18/2038		Sovereign	MEX$	7,590	451	468
Petroamazonas EP, 4.6%, 2/16/2020	(j)	Oil & Gas		$33	33	33
Petroleos Mexicanos, 4.9%, 1/24/2022	(j)	Oil & Gas		680	705	715

See notes to unaudited schedule of investments.

15

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2020
(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Romanian Government International Bond, 3.4%, 1/28/2050	(i)	Sovereign	€$115	$127	$135
Turkiye Garanti Bankasi AS, 6.1%, 5/24/2027	(j)	Commercial Banks	$200	189	200
Ukraine Government International Bond, 4.4%, 1/27/2030	(i) (j)	Sovereign	€443	491	489
Total Emerging Markets Debt				2,488	2,541

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Preferred Equity—0.1%
Verscend Technologies, Inc., 12.3%	(h)	Software	200	$194	$204
Total Preferred Equity				194	204
Common Equity—0.2%
ATD New Holdings, Inc.	(m)	Commercial Services	4,098	$75	$104
Camaieu New, Classes A-J	(m)	Retailers	10,604,587	450	27
Camaieu New, Warrants	(m)	Retailers	1,279,509	—	3
Hexion Holdings Corp., Class B	(m)	Chemicals	14,672	193	191
Hexion Holdings Corp., Warrants	(m)	Chemicals	16,226	227	219
Total Common Equity				945	544

Portfolio Company	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Convertible Preferred Stocks—0.1%
Northern Oil and Gas, Inc., 6.5%	(i) (j)	Oil & Gas	2,298	$231	$221
Total Convertible Preferred Stocks				231	221
TOTAL INVESTMENTS—114.7%				$251,396	$251,237

LIABILITIES IN EXCESS OF OTHER ASSETS—(14.7)%(p)					(32,157)
NET ASSETS—100.0%					$219,080

Shares outstanding at period end (Class A)					1,060,616
Net asset value per common share at period end (Class A)					$13.08
Shares outstanding at period end (Class I)					15,345,174
Net asset value per common share at period end (Class I)					$13.12
Shares outstanding at period end (Class T)					100,303
Net asset value per common share at period end (Class T)					$13.11
Shares outstanding at period end (Class U)					192,256
Net asset value per common share at period end (Class U)					$13.09

Investments Sold Short—(0.1)%

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
U.S. Treasury Sold Short—(0.1)%
U.S. Treasury Bond, 2.3%, 8/15/2049	(m)	Sovereign	$(122)	$(120)	$(129)
Total Investments Sold Short				(120)	(129)

See notes to unaudited schedule of investments.

16

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2020
(in thousands, except share and per share amounts)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	06/17/2020	USD	6	BRL	27	$—	$—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	5	BRL	22	—	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	3	BRL	12	—	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	2	BRL	9	—	—
State Street Bank and Trust Company	06/17/2020	USD	31	BRL	131	—	—
State Street Bank and Trust Company	06/17/2020	USD	37	BRL	159	1	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	9	BRL	37	—	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	11	BRL	45	—	—
JPMorgan Chase Bank, N.A.	02/28/2020	MXN	1,655	EUR	80	—	1
JPMorgan Chase Bank, N.A.	06/17/2020	USD	513	EUR	459	—	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	722	EUR	641	5	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	301	EUR	268	1	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	1,325	EUR	1,181	5	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	285	EUR	254	1	—
State Street Bank and Trust Company	06/17/2020	USD	856	EUR	763	3	—
State Street Bank and Trust Company	06/17/2020	USD	416	EUR	371	1	—
State Street Bank and Trust Company	06/17/2020	USD	1,906	EUR	1,699	7	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	200	GBP	153	—	3
State Street Bank and Trust Company	06/17/2020	USD	508	GBP	386	—	3
State Street Bank and Trust Company	06/17/2020	USD	162	GBP	123	—	1
JPMorgan Chase Bank, N.A.	06/17/2020	USD	338	GBP	257	—	2
JPMorgan Chase Bank, N.A.	06/17/2020	USD	415	GBP	315	—	3
JPMorgan Chase Bank, N.A.	02/28/2020	EUR	354	MXN	7,410	2	—
JPMorgan Chase Bank, N.A.	06/17/2020	BRL	175	USD	42	—	1
JPMorgan Chase Bank, N.A.	06/17/2020	BRL	144	USD	34	—	1
JPMorgan Chase Bank, N.A.	06/17/2020	BRL	46	USD	11	—	—
JPMorgan Chase Bank, N.A.	06/17/2020	BRL	56	USD	13	—	—
JPMorgan Chase Bank, N.A.	06/17/2020	BRL	9	USD	2	—	—
JPMorgan Chase Bank, N.A.	06/17/2020	BRL	12	USD	3	—	—
JPMorgan Chase Bank, N.A.	06/17/2020	EUR	509	USD	565	4	—
Total Forward Foreign Currency Exchange Contracts						$30	$15

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures
Euro-Bund Future	1	Short	03/06/2020	$191	$—	$3
U.S. 10-Year Treasury Note	70	Short	03/20/2020	$9,070	—	146
U.S. 2-Year Treasury Note	15	Long	03/31/2020	$3,230	16	—
Total Interest Rate Futures Contracts					$16	$149

See notes to unaudited schedule of investments.

17

FS Credit Income Fund
Unaudited Schedule of Investments
As of January 31, 2020
(in thousands, except share and per share amounts)

Cross-Currency Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered		Notional Amount of Currency Received		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.195%)	3 Month USD LIBOR	EUR	2,570	USD	2,960	10/5/2023	Quarterly	$124	$124	$—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.2335%)	3 Month USD LIBOR	EUR	963	USD	1,123	6/1/2023	Quarterly	63	63	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.16375%)	3 Month USD LIBOR	EUR	4,468	USD	5,207	7/20/2023	Quarterly	264	264	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.19%)	3 Month USD LIBOR	EUR	4,237	USD	4,816	8/20/2023	Quarterly	153	153	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month USD LIBOR	EUR	1,977	USD	2,249	12/3/2023	Quarterly	67	67	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.10375%)	3 Month USD LIBOR	EUR	2,025	USD	2,279	3/29/2021	Quarterly	39	39	—
JPMorgan Chase Bank, N.A.	3 Month GBP LIBOR plus a spread of 0.03325%	3 Month USD LIBOR	GBP	459	USD	609	3/18/2021	Quarterly	4	4	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.176%)	3 Month USD LIBOR	EUR	4,872	USD	5,483	7/12/2021	Quarterly	94	94	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1750%)	3 Month USD LIBOR	EUR	2,191	USD	2,425	9/16/2021	Quarterly	(3)	—	3
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.11%)	3 Month USD LIBOR	EUR	5,456	USD	6,025	11/12/2021	Quarterly	7	7	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR	347	USD	418	1/16/2023	Quarterly	36	36	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR	1,209	USD	1,455	1/16/2023	Quarterly	125	125	—
Total Cross-Currency Swaps									$973	$976	$3

See notes to unaudited schedule of investments.

18

FS Credit Income Fund
Unaudited Schedule of Investments
As of January 31, 2020
(in thousands, except share and per share amounts)

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	2.86%	3 Month LIBOR	USD	324	6/29/2023	Semi-Annually	$(17)	$—	$17
Goldman Sachs & Co. LLC	2.89%	3 Month LIBOR	USD	243	6/27/2023	Semi-Annually	(13)	—	13
JPMorgan Chase Bank, N.A.	2.87%	3 Month LIBOR	USD	11	7/2/2023	Semi-Annually	(1)	—	1
JPMorgan Chase Bank, N.A.	2.88%	3 Month LIBOR	USD	452	7/9/2023	Semi-Annually	(24)	—	24
Goldman Sachs & Co. LLC	2.52%	3 Month LIBOR	USD	404	7/9/2023	Semi-Annually	(16)	—	16
JPMorgan Chase Bank, N.A.	2.29%	3 Month LIBOR	USD	114	7/9/2023	Semi-Annually	(4)	—	4
JPMorgan Chase Bank, N.A.	2.41%	3 Month LIBOR	USD	532	7/9/2023	Semi-Annually	(19)	—	19
JPMorgan Chase Bank, N.A.	2.27%	3 Month LIBOR	USD	399	7/9/2023	Semi-Annually	(13)	—	13
Goldman Sachs & Co. LLC	1.64%	3 Month LIBOR	USD	1,117	6/24/2022	Quarterly	8	8	—
Goldman Sachs & Co. LLC	2.06%	3 Month LIBOR	USD	88	6/24/2050	Semi-Annually	(8)	—	8
Morgan Stanley & Co. LLC	1.97%	3 Month LIBOR	USD	100	7/10/2050	Semi-Annually	(7)	—	7
Goldman Sachs & Co. LLC	1.88%	3 Month LIBOR	USD	165	6/20/2030	Semi-Annually	(6)	—	6
Total Interest Rate Swaps							$(120)	$8	$128

Total Return Debt Swaps(h)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 5.80%, 5/1/2050), Series 2006	USD	700	12/1/2023	Monthly	$25	$25	$—

See notes to unaudited schedule of investments.

19

FS Credit Income Fund
Unaudited Schedule of Investments
As of January 31, 2020
(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Costa Miranda Apartments Project, 6.10%, 10/1/2050), Series 2006	USD	601	12/1/2023	Monthly	$20	$20	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	City of Los Angeles Multifamily Housing Revenue Bonds (Windward Preservation Apartments, 5.85%, 10/1/2044), Series 2006C	USD	403	6/1/2023	Monthly	18	18	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Massachusetts Development Finance Agency Housing Revenue Bonds (East Canton Apartments Project, 5.90%, 5/1/2055) Series 2006A	USD	587	12/1/2023	Monthly	16	16	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Santora Villas Apartments, 5.80%, 5/1/2047), Series 2007	USD	619	6/1/2024	Monthly	16	16	—

See notes to unaudited schedule of investments.

20

FS Credit Income Fund
Unaudited Schedule of Investments
As of January 31, 2020
(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%, 10/1/2049), Series 2006	USD	369	6/1/2023	Monthly	$11	$11	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Louisiana Housing Finance Agency Multifamily Housing Revenue Bonds (The Crossings Apartments, 6.15%, 5/1/2048) Series 2006	USD	374	6/1/2023	Monthly	11	11	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Churchill at Pinnacle Park, 6.55%, 7/1/2044), Series 2004	USD	494	9/1/2021	Monthly	8	8	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Rose of Sharon Senior Homes, 5.85%, 3/1/2045) Series 2006PP	USD	273	6/1/2023	Monthly	7	7	—

See notes to unaudited schedule of investments.

21

FS Credit Income Fund
Unaudited Schedule of Investments
As of January 31, 2020
(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (La Mission Village Apartments Project, 5.75%, 5/1/2049), Series 2006Q	USD	223	9/1/2023	Monthly	$6	$6	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	South Carolina State Housing Finance and Development Authority Multifamily Housing Revenue Bonds (Wyndham Pointe Apartments Project, 6.60%, 9/1/2048), Series 2004	USD	362	12/1/2021	Monthly	6	6	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	Sacramento Housing Authority Multifamily Revenue Bonds (Willow Glen Apartments, 5.75%, 4/1/2056), Series 2007F	USD	247	12/1/2024	Monthly	5	5	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Parkview Senior Apartments Project, 5.75%, 2/1/2049), Series 2005U	USD	178	9/1/2022	Monthly	3	3	—

See notes to unaudited schedule of investments.

22

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2020
(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Los Angeles Multifamily Housing Revenue Bonds (Lexington Preservation Apartments, 6.50%, 9/1/2043), Series 2005D	USD	439	6/1/2022	Monthly	$2	$2	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Galen Terrace Apartments Project, 6.00%, 2/1/2049), Series 2006	USD	221	3/1/2022	Monthly	1	1	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (The Villas at Coasta Cadiz, 6.50%, 1/1/2049), Series 2004	USD	409	12/1/2021	Monthly	—	—	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Roseville, Minnesota Multifamily Housing Revenue Bonds (Centennial Apartments Project, 5.75%, 1/1/2051) Series 2007	USD	609	9/1/2025	Monthly	(2)	—	2

See notes to unaudited schedule of investments.

23

FS Credit Income Fund
Unaudited Schedule of Investments
As of January 31, 2020
(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Houston Housing Finance Corporation Multifamily Housing Revenue Bonds (Kensington Place Apartments, 6.50%, 2/1/2048), Series 2004	USD	631	9/1/2021	Monthly	$(5)	$—	$5
Total Total Return Debt Swaps							$148	$155	$7

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	Fair value is determined by the board of trustees of FS Credit Income Fund (the "Fund"). For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent audited financial statements.
(d)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of January 31, 2020, the one-month, three-month, and six-month London Interbank Offered Rate (“LIBOR” or “L”) was 1.66%, 1.75% and 1.75%, respectively, the three-month Euro Interbank Offered Rate (“EURIBOR” or “E”) was (0.39)% and the three-month GBP Interbank Offered Rate (“GBP LIBOR”) was 0.76%.
(e)	Position or portion thereof unsettled as of January 31, 2020.
(f)	Security is an unfunded commitment. The stated rate reflects the spread disclosed at the time of commitment and may not indicate the actual rate received upon funding.
(g)	Security is in default.
(h)	Security is classified as Level 3 in the Fund’s fair value hierarchy (See Notes to Unaudited Schedule of Investments).
(i)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $138,348, which represents approximately 64.3% of net assets as of January 31, 2020.
(j)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of January 31, 2020, there were no securities rehypothecated by BNP.
(k)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2020.
(l)	The security has a perpetual maturity; the date displayed is the next call date.
(m)	Security is non-income producing.
(n)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(o)	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(p)	Includes the effect of forward foreign currency exchange contracts, futures contracts, swap contracts and investment sold short.
ADR	- American Depositary Receipt

See notes to unaudited schedule of investments.

24

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2020
(in thousands, except share and per share amounts)

BRL	- Brazilian Real
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
FRN	- Floating Rate Note
GBP	- British Pound
LIBOR	- London Interbank Offered Rate
PIK	- Payment In Kind
SIFMA	- Securities Industry and Financial Markets Association
SONIA/N	- Sterling Overnight Interbank Average Rate
USD	- U.S. Dollar

See notes to unaudited schedule of investments.

25

FS Credit Income Fund

Notes to Unaudited Schedule of Investments

As of January 31, 2020

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended October 31, 2019.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of January 31, 2020:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$28,765	$28,151	11%
Senior Secured Loans—Second Lien	5,400	4,212	2%
Senior Secured Bonds	40,476	40,864	16%
Unsecured Bonds	88,152	89,726	36%
Collateralized Loan Obligation (CLO) / Structured Credit	84,745	84,774	34%
Emerging Markets Debt	2,488	2,541	1%
Preferred Equity	194	204	0%
Common Equity	945	544	0%
Convertible Preferred Stocks	231	221	0%
Total	$251,396	$251,237	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, a Fund would be presumed to “control” a portfolio company if such Fund owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if they owned 5% or more of its voting securities.

As of January 31, 2020, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of January 31, 2020, the Fund held investments with unfunded commitments. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund unfunded commitments.

26

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of January 31, 2020:

Industry Classification	Fair Value	Percentage of Portfolio
USD CLO	$57,085	23%
EUR CLO	24,572	10%
Oil & Gas	18,139	7%
Telecommunications	15,788	6%
Media Entertainment	11,098	4%
Chemicals	10,223	4%
Healthcare-Services	9,349	4%
Pharmaceuticals	9,328	4%
Diversified Financial Services	8,727	4%
Internet	7,059	3%
Mining	5,986	2%
Retail	5,869	2%
Electric	5,694	2%
Commercial Services	5,585	2%
Municipal	5,528	2%
Lodging	5,123	2%
Advertising	4,214	2%
Oil & Gas Services	3,812	2%
Transportation	3,678	2%
Coal	3,464	1%
USD CDO	2,733	1%
Software	2,576	1%
Computers	2,558	1%
Other	23,049	9%
Total	$251,237	100%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

27

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands)

As of January 31, 2020, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$28,151	$—	$28,151
Senior Secured Loans—Second Lien	—	2,312	1,900	4,212
Senior Secured Bonds	—	40,864	—	40,864
Unsecured Bonds	—	88,875	851	89,726
Collateralized Loan Obligation (CLO) / Structured Credit	—	83,163	1,611	84,774
Emerging Markets Debt	—	2,541	—	2,541
Preferred Equity	—	—	204	204
Common Equity	514	30	—	544
Convertible Preferred Stocks	221	—	—	221
Total Investments	735	245,936	4,566	251,237
Forward Foreign Currency Exchange Contracts	—	30	—	30
Interest Rate Futures	16	—	—	16
Cross-Currency Swaps	—	976	—	976
Interest Rate Swaps	—	8	—	8
Total Return Debt Swaps	—	—	155	155
Total Assets	$751	$246,950	$4,721	$252,422

Liability Description

U.S. Treasury Sold Short	$—	$(129)	$—	$(129)
Forward Foreign Currency Exchange Contracts	—	(15)	—	(15)
Interest Rate Futures	(149)	—	—	(149)
Cross-Currency Swaps	—	(3)	—	(3)
Interest Rate Swaps	—	(128)	—	(128)
Total Return Debt Swaps	—	—	(7)	(7)
Total Liabilities	$(149)	$(275)	$(7)	$(431)

The following is a reconciliation for the three months ended January 31, 2020 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans—Second Lien	Unsecured Bonds	Collateralized Loan Obligation (CLO) / Structured Credit	Preferred Equity	Total
Fair value at beginning of period	$1,900	$852	$2,370	$204	$5,326
Accretion of discount (amortization of premium)	2	—	—	—	2
Realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(2)	(1)	(8)	—	(11)
Purchases	—	—	125	—	125
Sales	—	—	—	—	—
Net transfers in or out of Level 3	—	—	(876)	—	(876)
Fair value at end of period	$1,900	$851	$1,611	$204	$4,566

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(2)	$(1)	$(8)	$—	$(11)

28

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands)

The following is a reconciliation for the three months ended January 31, 2020 of the total return debt swaps for which significant unobservable inputs (Level 3) were used in determining fair value:

Fair value at beginning of period	$139
Accretion of discount (amortization of premium)	—
Realized gain (loss)	61
Net change in unrealized appreciation (depreciation)	9
Sales and repayments	(61)
Net transfers in or out of Level 3	—
Fair value at end of period	$148

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$9

29